Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventory [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	June 30, 2023	December 31, 2022
Ingredient materials	$418,991	$540,689
Package and other materials	63,893	60,904
Finished goods	94,983	91,913
Total inventories	$577,867	$693,506